Accounting policies (Details)		1 Months Ended	12 Months Ended
	Sep. 24, 2019 USD ($)	Dec. 31, 2020 Milestone shares	Dec. 31, 2020 USD ($) Milestone shares	Dec. 31, 2019 USD ($)
Basis of going concern [Abstract]
Issuance of American Depository Shares (in shares) | shares		3,200,000	3,200,000
Proceeds from private placement of American Depositary Shares			$ 40,000,000
Equity fund raised for acquisition	$ 60,000,000			$ 8,000,000
AP101 [Member]
Valuation of contingent value rights [Abstract]
Number of milestones | Milestone		2	2
Aegerion [Member]
Basis of going concern [Abstract]
Equity fund raised for acquisition				$ 60,000,000